UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-09603

                        AMERICAN BEACON SELECT FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                       Gene L. Needles, Jr., PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2009

                  Date of reporting period: December 31, 2009


ITEM 1. REPORT TO STOCKHOLDERS.

                         GUIDANCE | VISION | EXPERIENCE

(AMERICAN BEACON SELECT FUNDS(SM) LOGO)

                                 ANNUAL REPORT

                                   (GRAPHIC)

DECEMBER 31, 2009

MONEY MARKET SELECT FUND
U.S. GOVERNMENT MONEY MARKET SELECT FUND

About American Beacon Advisors

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

PRESIDENT'S MESSAGE................................................            1
FINANCIAL HIGHLIGHTS
   MONEY MARKET SELECT FUND........................................           18
   U.S. GOVERNMENT SELECT FUND.....................................           19
SCHEDULE OF INVESTMENTS
   U.S. GOVERNMENT MONEY MARKET SELECT.............................           10
   MONEY MARKET PORTFOLIO..........................................           21
Additional Information.............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Select Funds                                   December 31, 2009

(PHOTO OF  GENE L. NEEDLES, JR.)

DEAR SHAREHOLDERS,

     As an introduction to the American Beacon Money Market Select Fund and the U.S. Government Money Market Select Fund Annual Report for the 12-month period ended December 31, 2009, please let me take a moment to tell you how pleased I am to have been serving as President and CEO of American Beacon Advisors since April 15, 2009. I consider it a privilege to hold this position, and I take its responsibilities quite seriously.

     I've enjoyed a long, successful career in the investment business, and I'm no stranger to the ups and downs that markets can deliver. As a fellow investor, I experience these trends in much the same way you do. The majority of 2008 was difficult in many ways. However, when I took the helm at American Beacon, I already had many reasons to be optimistic about what might develop in 2009. As of December 31, 2009, my optimism has been largely confirmed.

     Both Funds outperformed their respective indexes for the year ended December 31, 2009. The American Beacon Money Market Select Fund returned 0.39% compared to the Lipper Institutional Money Market Average of 0.32%. The American Beacon U.S. Government Money Market Select Fund returned 0.25% compared to the Lipper Institutional U.S. Government Money Market Average of 0.14%.

     While this 12-month period began amid a frightening recessionary environment, we finished the year with increasing confidence that markets have begun to stabilize, that liquidity has returned to the debt markets and that equity markets have had a substantial recovery.

     I know as well as you do that maintaining a long-term perspective and doing the right thing according to your risk tolerance and time horizon is not always easy. But the professionals at American Beacon are dedicated to working hard to help investors succeed.

     Just as you maintain a commitment to your goals--and to those who inspire you to create your goals--we maintain a strong commitment to due diligence and oversight. That commitment is one of the key reasons I am honored to serve as President and CEO, and pleased to be able to share my enthusiasm about the path ahead with you.

     As always, the professionals associated with the American Beacon Funds are grateful for the opportunity to serve you.

                                        Best Regards,


                                        /s/ Gene L. Needles, Jr.

                                        Gene L. Needles, Jr.
                                        President
                                        American Beacon Select Funds

ECONOMIC OVERVIEW
DECEMBER 31, 2009 (UNAUDITED)

     The economic recovery continued to gain momentum during 2009. The pace of job losses declined, unsold home inventory levels declined and consumer spending increased. In addition, financial market conditions continued to improve as equity prices rose and credit spreads tightened. Many major financial institutions were able to raise capital during the year and pay back funds received under the Troubled Asset Relief Program (TARP). In addition, the Federal Reserve Board (the "Fed") announced in December that it anticipated most of its special liquidity facilities would expire on February 1, 2010 - including the Asset-backed commercial Paper Money Market Mutual Fund Liquidity Facility
(AMLF), the Commercial Paper Funding Facility (CPFF), the Primary Dealer Credit Facility (PDCF), and the Term Securities Lending Facility (TSLF). The Fed believed these liquidity programs would no longer be needed as a result of the "substantial improvement in the functioning of financial markets".

     Despite these improvements, challenges remain. Unlike past recoveries where consumers were the primary drivers of growth, much of the current recovery has been driven by unprecedented fiscal stimulus. As a result, there is a concern about the strength of the recovery without government programs. For example, improvements in the fragile housing market could be impaired by the wind-down of the Fed's purchases of mortgage-backed securities (MBS) and the expiration of the homebuyer tax credit. Furthermore, without targeted fiscal stimulus such as the cash for clunkers program, consumer spending is expected to be moderate in the coming quarters. Tight bank lending standards and continued concerns over the labor market are expected to dampen consumer demand unless additional stimulus is introduced. So while it appears that the economic recovery will be sustainable and fears of a double dip recession have abated, the economic recovery remains fragile.

     The Fed left the target range of the federal funds rate unchanged at 0.0-0.25% at the December 16th Federal Open Market Committee meeting. The Committee noted the improvement in economic activity but stated that "...low rates of resource utilization, subdued inflation trends and stable inflation expectations are likely to warrant exceptionally low levels of the federal funds rate for an extended period".

     While it is expected that the Fed will keep the fed funds rate unchanged for most if not all of 2010, it is likely that they will begin to gradually reduce monetary accommodation in other ways. During the crisis, the Fed employed quantitative easing tactics to flood the financial markets with liquidity. In order to avoid stimulating inflation as the economic recovery gains ground, the Fed will need to implement an exit strategy to reduce liquidity. The Fed has numerous tools available in its arsenal to drain excess liquidity from the system including terming out bank reserve deposits, commencing reverse repurchase agreements, and outright sale of securities purchased during the crisis. In all likelihood, reverse repos (which the Fed has already begun testing) and term deposits will be the Fed's most important tools for draining bank reserves. Outright asset sales, particularly MBS, are less likely given the fragility of the housing market. All in all, the timing of the exit strategy will be tricky. If the Fed removes accommodation too quickly, it could hamper the recovery, but if they move too slowly, inflationary pressure could build.

AMERICAN BEACON MONEY MARKET SELECT FUND(SM)
PERFORMANCE OVERVIEW
DECEMBER 31, 2009 (UNAUDITED)

     Although the economy began to show signs of recovery during the year in jobs, home sales, and consumer spending, the Federal Open Market Committee
(FOMC) maintained its 0% to 0.25% fed funds target throughout 2009. In addition, the FOMC stated at its last meeting of the year that "...stable inflation expectations are likely to warrant exceptionally low levels of the federal funds rate for an extended period." With credit quality and liquidity continuing to be a priority, the American Beacon Money Market Select Fund's primary strategy for the year was to buy high quality, short-dated commercial paper, certificates of deposit and overnight repurchase agreements collateralized by non-government securities. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

     For the twelve months ended December 31, 2009, the total return of the American Beacon Money Market Select Fund was 0.39%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.32% by 7 basis points (0.07%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 116 among 336, 80 among 313 and 37 among 270 Institutional Money Market Funds for the one-year, three-year, and five-year periods ended December 31, 2009, respectively.

                           Money Market Returns as of
                               December 31, 2009

                                   (BAR CHART)


                                 ANNUALIZED TOTAL RETURNS
                                      AS OF 12/31/2009
                                ---------------------------
                                1 YEAR   5 YEARS   10 YEARS
                                ------   -------   --------
Money Market (1,2,4) .........   0.39%    3.34%      3.17%
Lipper Institutional Money
   Market Average (3) ........   0.32%    3.08%      2.89%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in these Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Funds. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) A portion of the fees charged to the Fund was waived through 2001. Performance prior to waiving fees was lower than the actual returns shown for periods through 2001.

(3) The Lipper Institutional Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service.

(4) The total annual Fund operating expense ratio set forth in the most recent Fund prospectus was 0.14%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2009

7-day Current Yield* .........   0.25%
7-day Effective Yield* .......   0.25%
30-day Yield* ................   0.25%
Weighted Avg. Maturity .......   14 Days
Standard & Poor's Rating .....   AAAm

* Annualized. You may call 1-800-231-4252 to obtain the Funds' current seven-day yields. Yield is a more accurate reflection of the Funds' current earnings than total returns.

AMERICAN BEACON MONEY MARKET SELECT FUND(SM)
PERFORMANCE OVERVIEW
DECEMBER 31, 2009 (UNAUDITED)

MONEY MARKET PORTFOLIO --
TOP TEN ISSUERS AS OF DECEMBER 31, 2009

                                                    % OF
                                                NET ASSETS**
                                                ------------
Bank of Ireland N.Y..........................       5.0%
Allied Irish Banks PLC.......................       5.0%
FCAR Owner Trust.............................       5.0%
Toyota Credit Canada, Inc....................       4.9%
CBA (Delaware) Finance, Inc..................       4.9%
Edison Asset Securitization LLC..............       4.9%
Surrey Funding Corp..........................       4.9%
Old Line Funding LLC.........................       4.9%
Solitaire Funding LLC........................       4.9%
Societe Generale N.Y.........................       4.9%

MONEY MARKET PORTFOLIO --
ASSET ALLOCATION AS OF DECEMBER 31, 2009

                                                    % OF
                                                NET ASSETS**
                                                ------------
Commercial Paper.............................      48.72%
Repurchase Agreements........................      34.85%
Time Deposits................................       9.99%
Short-Term Investments.......................       6.45%
Liabilities, Net of Other Assets.............      -0.01%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND(SM)
PERFORMANCE OVERVIEW
DECEMBER 31, 2009 (UNAUDITED)

     Although the economy began to show signs of recovery during the year in jobs, home sales, and consumer spending, the Federal Open Market Committee
(FOMC) maintained its 0% to 0.25% fed funds target throughout 2009. In addition, the FOMC stated at its last meeting of the year that "...stable inflation expectations are likely to warrant exceptionally low levels of the federal funds rate for an extended period." During the year, the American Beacon U.S. Government Money Market Select Fund's primary strategy was to buy short-dated agencies and overnight repurchase agreements collateralized by non-government securities. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

         For the twelve months ended December 31, 2009, the total return of the American Beacon U.S. Government Money Market Select Fund was 0.25%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.14% by 11 basis points (0.11%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 27th among 158, 15th among 140 and 3rd among 124 Institutional U.S. Government Money Market Funds for the one-year, three-year, and five-year periods ended December 31, 2009, respectively.

                          U.S. GOVERNMENT TOTAL RETURNS
                             AS OF DECEMBER 31, 2009

                                    (BAR CHART)

                                                     ANNUALIZED TOTAL RETURNS
                                                         AS OF 12/31/2009
                                                   ---------------------------
                                                   1 YEAR   5 YEARS   10 YEARS
                                                   ------   -------   --------
U.S. Government (1,2,4) ........................    0.25%    3.18%      3.03%
Lipper Institutional U.S. Government Money
   Market Average (3) ..........................    0.14%    2.91%      2.79%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in these Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Funds. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) The Fund's performance for the ten-year period is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") no longer in operation. The Companion Fund was managed by American Beacon Advisors since its inception on March 2, 1992. Like the Fund, the Companion Fund invested all of its investable assets in the same corresponding Portfolio of the American Beacon Master Trust. The performance results through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results from that date through December 31, 2009 are for the Fund. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period. A portion of the fees charged to the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

(3) The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service.

(4) The total annual Fund operating expense ratio set forth in the most recent Fund prospectus was 0.16%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND(SM)
PERFORMANCE OVERVIEW
DECEMBER 31, 2009 (UNAUDITED)

STATISTICS AS OF DECEMBER 31, 2009

                                              U.S. GOVERNMENT
                                              ---------------
7-day Current Yield*.......................        0.01%
7-day Effective Yield*.....................        0.01%
30-day Yield*..............................        0.04%
Weighted Avg. Maturity.....................       36 Days
Standard & Poor's Rating...................         AAAm

* Annualized. You may call 1-800-231-4252 to obtain the Funds' current seven-day yields. Yield is a more accurate reflection of the Funds' current earnings than total returns. A portion of the fees charged to the Fund was waived. Yields in absence of fee waivers would have been lower than actual yields shown. The 7-day yields would have been negative absent fee waivers.

ASSET ALLOCATION AS OF DECEMBER 31, 2009

                                                       % OF
                                                    NET ASSETS
                                                    ----------
U.S. Agency Obligations .........................     50.92%
Repurchase Agreements ...........................     39.21%
Short-Term Investments...........................      9.90%
Liabilities, Net of Other Assets.................     -0.03%

FUND EXPENSES
AMERICAN BEACON SELECT FUNDS
DECEMBER 31, 2009 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 through December 31, 2009.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" for the applicable Fund to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not a Fund's actual return).

     You may compare the ongoing costs of investing in a Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                      Beginning     Ending     Expenses paid
                                        Account    Account    During Period*
                                        Value       Value         7/1/09-
                                        7/1/09     12/31/09      12/31/09
                                      ---------   ---------   --------------
MONEY MARKET
Actual ............................   $1,000.00   $1,001.42        $0.71
Hypothetical (5% return
   before expenses) ...............   $1,000.00   $1,024.50        $0.71
U.S. GOVERNMENT MONEY MARKET
Actual ............................   $1,000.00   $1,000.64        $0.66
Hypothetical (5% return
   before expenses) ...............   $1,000.00   $1,024.55        $0.66

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.14% and 0.13% for the Money Market Select Feeder and U.S. Government Money Market Portfolio Funds respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half -year period.

AMERICAN BEACON MONEY MARKET SELECT FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon Money Market Select Fund:

We have audited the accompanying statement of assets and liabilities of American Beacon Money Market Select Fund (a series of American Beacon Select Funds) (the "Fund") as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the Master Portfolio. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Money Market Select Fund at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/Ernst & Young LLP

Dallas, Texas
February 26, 2010

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon U.S. Government Money Market Select Fund:

We have audited the accompanying statement of assets and liabilities of American Beacon U.S. Government Money Market Select Fund (a series of American Beacon Select Funds) (the "Fund"), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon U.S. Government Money Market Select Fund at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        /s/Ernst & Young LLP

Dallas, Texas
February 26, 2010

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

                                                                                    PAR AMOUNT     VALUE
                                                                                   -----------   --------
                                                                                   (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 50.92%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 33.95%
      0.32%, Due 1/19/2010......................................................   $     5,000   $  4,999
      0.307%, Due 1/25/2010.....................................................        11,000     10,998
      0.20%, Due 2/22/2010......................................................        10,000      9,997
      0.17%, Due 3/30/2010......................................................        10,000      9,996
      0.20%, Due 4/12/2010......................................................         5,000      4,997
      0.192%, Due 4/19/2010.....................................................        15,000     14,991
      0.17%, Due 5/3/2010.......................................................        14,000     13,992
      0.218%, Due 9/24/2010 #...................................................        50,000     50,024
                                                                                                 --------
                                                                                                  119,994
                                                                                                 --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.97%
      0.32%, Due 1/14/2010......................................................         5,000      4,999
      0.31%, Due 1/20/2010......................................................         5,000      4,999
      0.23%, Due 3/3/2010.......................................................        20,000     19,992
      0.215%, Due 3/24/2010.....................................................         5,000      4,998
      0.20%, Due 4/14/2010......................................................         5,000      4,997
      0.174%, Due 7/13/2010 #...................................................        20,000     19,999
                                                                                                 --------
                                                                                                   59,984
                                                                                                 --------
   TOTAL U.S. AGENCY OBLIGATIONS................................................                  179,978
                                                                                                 --------

                                                                                      SHARES
                                                                                   -----------
SHORT-TERM INVESTMENTS - 9.90%
   DWS Money Market Series 23...................................................     1,000,000      1,000
   RBC Prime Money Market Fund..................................................    17,000,000     17,000
   Western Asset Government Money Market........................................    17,000,000     17,000
                                                                                                 --------
   TOTAL SHORT-TERM INVESTMENT FUNDS............................................                   35,000
                                                                                                 --------

                                                                                    PAR AMOUNT
                                                                                   -----------
REPURCHASE AGREEMENTS - 39.21%
   Barclays Capital, Inc., 0.02%, Due 1/4/2010 (Held at Bank of New York Mellon,
      Collateralized by U.S. Government Agency Obligations valued at $133,620,
      1.65% - 1.75%, 2/23/2011 - 10/30/2012)....................................   $   131,000    131,000
   Goldman Sachs & Co., 0.01%, Due 1/4/2010 (Held at Bank of New York Mellon,
      Collateralized by U.S. Government Agency Obligations valued at $7,718,
      7.0%, 4/1/2038)...........................................................         7,566      7,566
                                                                                                 --------
   TOTAL REPURCHASE AGREEMENTS                                                                    138,566
                                                                                                 --------
TOTAL INVESTMENTS - 100.03% (COST $353,544).....................................                 $353,544
LIABILITIES, NET OF OTHER ASSETS - (0.03%) .....................................                     (100)
TOTAL NET ASSETS - 100.00%......................................................                 $353,444
                                                                                                 ========

Percentages are stated as a percent of net assets.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                   U.S. GOVERNMENT
                                                                    MONEY MARKET     MONEY MARKET
                                                                    ------------   ---------------
ASSETS:
   Investments in securities, at value (cost - $214,978) ........   $         --     $    214,978
   Repurchase agreements (cost - $138,566) ......................             --          138,566
   Investment in Portfolio, at value ............................        643,247               --
   Receivable for fund shares sold ..............................             33               --
   Receivable from Manager for expense reimbursement (Note 2) ...             --                4
   Dividends and interest receivable ............................             --               11
   Prepaid expenses .............................................             --               16
                                                                    ------------     ------------
      TOTAL ASSETS ..............................................        643,280          353,575
                                                                    ------------     ------------
LIABILITIES:
   Management and investment advisory fees (Note 2) .............             --               27
   Dividends payable ............................................              3               16
   Administrative service and service fees payable (Note 2) .....             --                3
   Professional fees payable ....................................             15               35
   Transfer agent fees payable ..................................             10                8
   Trustee fees payable .........................................              8               18
   Other liabilities ............................................             79               24
                                                                    ------------     ------------
      TOTAL LIABILITIES .........................................            115              131
                                                                    ------------     ------------
NET ASSETS ......................................................   $    643,165     $    353,444
                                                                    ============     ============
ANALYSIS OF NET ASSETS:
      Paid-in-capital ...........................................        643,165          353,444
                                                                    ------------     ------------
NET ASSETS ......................................................   $    643,165     $    353,444
                                                                    ============     ============
Shares outstanding (no par value) ...............................    643,165,061      353,443,722
Net asset value, offering and redemption price per share ........         $1 .00           $1 .00

                             See accompanying notes

          See accompanying Financial Statements of the American Beacon
                             Money Market Portfolio

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009 (IN THOUSANDS)

                                                                                             U.S. GOVERNMENT
                                                                              MONEY MARKET     MONEY MARKET
                                                                              ------------   ---------------
INVESTMENT INCOME:
   Dividend income ........................................................      $   --          $   44
   Interest income ........................................................          --             693
   Investment Income Allocated From Portfolio:
   Dividend income ........................................................         330             115
   Interest income ........................................................       3,364             921
   Portfolio expenses .....................................................        (963)           (227)
   Other income ...........................................................          --              22
                                                                                 ------          ------
      NET INVESTMENT INCOME ...............................................       2,731           1,568
                                                                                 ------          ------
FUND EXPENSES:
   Management and investment advisory fees (Note 2) .......................          --             238
   Custodian fees .........................................................          --              12
   Administrative fees ....................................................          --              26
   Transfer agent fees ....................................................          15              34
   Professional fees ......................................................          16              40
   Printing expense .......................................................           5               6
   Rating services expense ................................................          --              32
   Trustee expense ........................................................          28              50
   Other expenses .........................................................          58              25
                                                                                 ------          ------
      TOTAL FUND EXPENSES .................................................         122             463
                                                                                 ------          ------
Net (fees waived and expenses reimbursed)/recovered by Manager (Note 2) ...          (9)           (110)
                                                                                 ------          ------
      NET FUND EXPENSES ...................................................         113             353
                                                                                 ------          ------
NET INVESTMENT INCOME .....................................................       2,618           1,215
                                                                                 ------          ------
REALIZED GAINS
Net realized gain on investments ..........................................          --               5
REALIZED GAIN ALLOCATED FROM PORTFOLIO
   Net realized gain on investments .......................................          63              50
                                                                                 ------          ------
      NET GAIN ON INVESTMENTS .............................................          63              55
                                                                                 ------          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................      $2,681          $1,270
                                                                                 ======          ======

                             See accompanying notes

          See accompanying Financial Statements of the American Beacon
                             Money Market Portfolio

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                                                        U.S. GOVERNMENT
                                                              MONEY MARKET                MONEY MARKET
                                                        Year Ended December 31,     Year Ended December 31,
                                                       -------------------------   -------------------------
                                                          2009          2008           2009          2008
                                                       ---------   -------------   -----------   -----------
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income ...........................   $   2,618   $     216,268   $     1,215   $    19,046
   Net realized gain on investments ................          63             124            55           120
                                                       ---------   -------------   -----------   -----------
      NET INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS ................................       2,681         216,392         1,270        19,166
                                                       ---------   -------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...........................      (2,618)       (216,268)       (1,215)      (19,046)
   Net realized gain on investments ................         (63)           (124)          (55)         (120)
                                                       ---------   -------------   -----------   -----------
      DISTRIBUTIONS TO SHAREHOLDERS ................      (2,681)       (216,392)       (1,270)      (19,166)
                                                       ---------   -------------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Proceeds from sales of shares ...................     833,942     102,008,931     1,864,398     6,128,248
   Reinvestment of dividends and distributions .....       2,466          65,877           118         3,785
   Cost of shares redeemed .........................    (901,609)   (109,945,730)   (1,885,622)   (7,118,942)
                                                       ---------   -------------   -----------   -----------
      NET (DECREASE) IN NET ASSETS .................     (65,201)     (7,870,922)      (21,106)     (986,909)
                                                       ---------   -------------   -----------   -----------
NET (DECREASE) IN NET ASSETS .......................     (65,201)     (7,870,922)      (21,106)     (986,909)
                                                       ---------   -------------   -----------   -----------
NET ASSETS:
   Beginning of period .............................     708,366       8,579,288       374,550     1,361,459
                                                       ---------   -------------   -----------   -----------
   END OF PERIOD ...................................   $ 643,165   $     708,366   $   353,444   $   374,550
                                                       =========   =============   ===========   ===========

                             See accompanying notes

          See accompanying Financial Statements of the American Beacon
                             Money Market Portfolio

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Select Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no load, open-end management investment company with separate series. The following series are included in this report:
American Beacon Money Market Select Fund (the "Money Market Fund") and American Beacon U.S. Government Money Market Select Fund (the "Government Fund")(each a "Fund" and collectively, the "Funds").

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The Money Market Fund operates under a master-feeder structure, investing all of its investable assets in the American Beacon Money Market Portfolio (the "Money Market Portfolio") of the American Beacon Master Trust, an open-end diversified management investment company. The Money Market Fund has the same investment objectives as the Money Market Portfolio and the value of such investment reflects the Money Market Fund's proportionate interest in the net assets of the Money Market Portfolio (89.3% at December 31, 2009). The financial statements of the Money Market Portfolio are included elsewhere in this report and should be read in conjunction with the Money Market Fund's financial statements.

Reorganization

     Prior to May 18, 2009, the Government Fund operated under a master-feeder structure and invested all of its investable assets in the American Beacon U.S. Government Money Market Portfolio (the "Government Portfolio") of the American Beacon Master Trust. At the beginning of business on May 18, 2009, the Government Fund withdrew its interest in the Government Portfolio. The Government Fund received a distribution of cash and securities from the Government Portfolio with a market value equal to the Government Fund's investment in the Government Portfolio in the amount of $537,530,130. The Government Portfolio then ceased operations.

     The following is a summary of the significant accounting policies followed by the Funds.

Security Valuation

     The Money Market Fund records its investment in the Money Market Portfolio at fair value. Valuation of securities by the Money Market Portfolio is discussed in Note 1 of the Money Market Portfolio's Notes to Financial Statements which is included elsewhere in this report. Securities of the Government Fund are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Government Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

     Various inputs may be used to determine the fair value of the Government Fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3- Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

          The Government Fund's investments are summarized by level based on the inputs used to determine their values and at December 31, 2009, were classified as follows: (in thousands)

Asset Description:                        Level 1    Level 2   Level 3    Total
------------------                       --------   --------   -------   -------
U.S. Agency Obligations ..............   $     --   $179,978     $--     $179,978
Short-Term Investments ...............     35,000         --      --       35,000
Repurchase Agreements ................         --    138,566      --      138,566
                                         --------   --------     ---     --------
   Total Investments in Securities ...   $ 35,000   $318,544     $--     $353,544

          The summary of inputs used to value the Money Market Portfolio's net assets as of December 31, 2009 is discussed in the Money Market Portfolio's Notes to Financial Statements, which is included elsewhere in this report.

Security Transactions

     Security transactions for the Government Fund are recorded on the trade date of the security purchase or sale.

Investment Income and Dividends to Shareholders

     Interest income for the Government Fund is earned from settlement date, recorded on an accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification. The Money Market Fund records its share of net investment income (loss) and realized gain (loss) in the Money Market Portfolio each day. All net investment income
(loss) and realized gain (loss) of the Money Market Portfolio is allocated pro rata to the Money Market Fund and other investors in the Money Market Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by the Government Fund from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements entered by the

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

Government Fund during the year ended December 31, 2009 were fully collateralized by government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provisions of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Funds. To the extent and for such periods of time that a Fund invests all of its investable assets in another registered investment company pursuant to a master-feeder arrangement, then the Fund will not pay a management fee.

Administrative Services Agreement

     The Manager and the Funds entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Funds. To the extent and for such period of time that a Fund invests all of its investable assets in another registered investment company pursuant to a master-feeder arrangement, then the Fund will not pay administrative services fees.

Reimbursement of Expenses

     The Manager voluntarily agreed to reimburse the Money Market and Government Funds for certain expenses. For the year ended December 31, 2009, the Manager reimbursed expenses totaling $8,901 and $109,635 to the Money Market and Government Funds, respectively.

Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of expenses reimbursed for a period of up to three years. However, recoupment will occur only if a Fund's average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit.

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

     Reimbursed expenses subject to potential recovery for the Money Market Fund totaling $119,783 and $8,901 will expire in 2011 and 2012, respectively. Reimbursed expenses subject to potential recovery for the Government Fund totaling $32,513, $69,000, and $109,635 will expire in 2010, 2011 and 2012, respectively. The Funds have not recorded a liability for these potential reimbursements due to the current assessment that reimbursements are unlikely.

3. FEDERAL INCOME TAXES

     It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service. If applicable the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expense" on the Statements of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid for the years ended December 31, 2009 and December 31, 2008 were as follows (in thousands):

                                        Money Market Fund                      Government Fund
                               -----------------------------------   -----------------------------------
                                  Year Ended         Year Ended        Year Ended          Year Ended
                               December 31,2009   December 31,2008   December 31,2009   December 31,2008
                               ----------------   ----------------   ----------------   ----------------
Distributions paid from:
   Ordinary income* ........        $2,681            $216,392            $1,270            $ 19,166
   Long-term capital gain ..            --                  --                --                  --
                                    ------            --------            ------            --------
Total distributions paid ...        $2,681            $216,392            $1,270            $ 19,166
                                    ======            ========            ======            ========

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of December 31, 2009, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis. The Funds do not have capital loss carryforwards as of December 31, 2009.

4. SUBSEQUENT EVENTS

     Management has evaluated the possibility of subsequent events existing in the Funds' financial statements through February 26, 2010. Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

AMERICAN BEACON MONEY MARKET SELECT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                          Year Ended December 31,
                                                    -------------------------------------------------------------------
                                                       2009         2008          2007           2006           2005
                                                    ---------     --------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD ............   $    1.00     $   1.00     $     1.00     $     1.00     $     1.00
                                                    ---------     --------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(A) .....................        0.00(B)      0.03           0.05           0.05           0.03
   Net realized gain on investments .............        0.00(B)      0.00(B)        0.00(B)        0.00(B)        0.00(B)
                                                    ---------     --------     ----------     ----------     ----------
Total income from investment operations .........        0.00         0.03           0.05           0.05           0.03
                                                    ---------     --------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
   Dividends from net investment income .........        0.00(B)     (0.03)         (0.05)         (0.05)         (0.03)
   Distributions from net realized gains on
      investments ...............................        0.00(B)      0.00(B)        0.00(B)        0.00(B)        0.00(B)
                                                    ---------     --------     ----------     ----------     ----------
Total distributions .............................        0.00        (0.03)         (0.05)         (0.05)         (0.03)
                                                    ---------     --------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD ..................   $    1.00     $   1.00     $     1.00     $     1.00     $     1.00
                                                    =========     ========     ==========     ==========     ==========
TOTAL RETURN ....................................        0.39%        2.73%          5.32%          5.08%          3.23%
                                                    =========     ========     ==========     ==========     ==========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....   $ 643,165     $708,366     $8,579,288     $8,473,536     $5,216,927
   Ratios to average net assets (annualized):(A)
      Expenses, after expense reimbursements
         (recoupments) ..........................        0.16%        0.12%          0.11%          0.11%          0.12%
      Expenses, before expense reimbursements
      (recoupments) .............................        0.16%        0.12%          0.11%          0.11%          0.12%
      Net investment income, after expense
         reimbursements (recoupments) ...........        0.38%        2.95%          5.20%          5.02%          3.20%
      Net investment income, before expense
         reimbursements (recoupments) ...........        0.38%        2.95%          5.20%          5.02%          3.20%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding American Beacon Master Portfolio.

(B)  Amount is less than $0.01 per share.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       Year Ended December 31,
                                                    --------------------------------------------------------------
                                                      2009         2008          2007          2006         2005
                                                    --------     --------     ----------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ............   $   1.00     $   1.00     $     1.00     $   1.00     $   1.00
                                                    --------     --------     ----------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(A) .....................       0.00(B)      0.02           0.05         0.05         0.03
   Net realized gain on investments .............       0.00(B)      0.00(B)        0.00(B)      0.00(B)      0.00(B)
                                                    --------     --------     ----------     --------     --------
Total income from investment operations .........       0.00         0.02           0.05         0.05         0.03
                                                    --------     --------     ----------     --------     --------
LESS DISTRIBUTIONS:
   Dividends from net investment income .........       0.00(B)     (0.02)         (0.05)       (0.05)       (0.03)
   Distributions from net realized gains on
      investments ...............................       0.00(B)      0.00(B)        0.00(B)      0.00(B)      0.00(B)
                                                    --------     --------     ----------     --------     --------
Total distributions .............................       0.00        (0.02)         (0.05)       (0.05)       (0.03)
                                                    --------     --------     ----------     --------     --------
NET ASSET VALUE, END OF PERIOD ..................   $   1.00     $   1.00     $     1.00     $   1.00     $   1.00
                                                    ========     ========     ==========     ========     ========
TOTAL RETURN ....................................       0.25%        2.32%          5.17%        5.04%        3.19%
                                                    ========     ========     ==========     ========     ========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....   $353,444     $374,550     $1,361,459     $534,536     $196,696
   Ratios to average net assets (annualized):(A)
      Expenses, after expense reimbursements
         (recoupments) ..........................       0.12%        0.12%          0.12%        0.12%        0.12%
      Expenses, before expense reimbursements
         (recoupments) ..........................       0.15%        0.13%          0.12%        0.13%        0.14%
      Net investment income, after expense
         reimbursements (recoupments) ...........       0.26%        2.70%          4.99%        4.99%        3.17%
      Net investment income, before expense
         reimbursements (recoupments) ...........       0.23%        2.69%          4.98%        4.98%        3.15%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon U.S. Government Money Market Portfolio which terminated on May 18, 2009.

(B)  Amount is less than $0.01 per share.

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of American Beacon Money Market Portfolio (the "Portfolio"), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Money Market Portfolio at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/Ernst & Young LLP

Dallas, Texas
February 26, 2010

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

Money Market Portfolio

                                                                                                 PAR AMOUNT     VALUE
                                                                                                -----------   --------
                                                                                                (DOLLARS IN THOUSANDS)
COMMERCIAL PAPER - 48.72%
   Calyon North America, Inc., 0.265%, Due 3/1/2010 .........................................   $    35,000   $ 34,985
   CBA (Delaware) Finance, Inc., 0.27%, Due 1/15/2010 .......................................        35,000     34,996
   Edison Asset Securitization LLC, 0.449%, Due 1/14/2010 #..................................        35,000     34,994
   FCAR Owner Trust, 0.40%, Due 1/6/2010 ....................................................        36,000     35,998
   National Australia Funding (Del) Inc., 0.21%, Due 2/18/2010 #.............................        35,000     34,990
   Old Line Funding LLC,
      0.65%, Due 1/8/2010 #..................................................................        20,000     19,997
      0.28%, Due 1/12/2010 #.................................................................         5,000      5,000
      0.50%, Due 2/1/2010 #..................................................................        10,000      9,996
   Societe Generale N.Y., 0.245%, Due 2/3/2010 ..............................................        35,000     34,992
   Solitaire Funding LLC, 0.31%, Due 1/27/2010 #.............................................        35,000     34,992
   Surrey Funding Corp., 0.24%, Due 2/1/2010 #...............................................        35,000     34,993
   Toyota Credit Canada, Inc., 0.23%, Due 1/13/2010 .........................................        35,000     34,997
                                                                                                              --------
   TOTAL COMMERCIAL PAPER....................................................................                  350,930
                                                                                                              --------
TIME DEPOSITS - 9.99%
   Allied Irish Banks PLC, 0.65%, Due 1/13/2010 .............................................        36,000     36,000
   Bank of Ireland N.Y., 0.40%, Due 1/7/2010 ................................................        36,000     36,000
                                                                                                              --------
   TOTAL TIME DEPOSITS.......................................................................                   72,000
                                                                                                              --------

                                                                                                   SHARES
                                                                                                -----------
SHORT-TERM INVESTMENTS - 6.45%
   AIM Short-Term Investment Company Liquid Asset Fund.......................................    26,685,528     26,686
   DWS Money Market Series 23................................................................     1,091,499      1,091
   RBC Prime Money Market Fund...............................................................    18,691,630     18,692
                                                                                                              --------
   TOTAL SHORT-TERM INVESTMENTS..............................................................                   46,469
                                                                                                              --------

                                                                                                 PAR AMOUNT
                                                                                                -----------
REPURCHASE AGREEMENTS - 34.85%
   Barclays Capital, Inc., 0.463%, Due 1/4/2010 (Held at Bank of New York Mellon,
      Collateralized by Corporate Obligations valued at $39,600, 5.45% - 7.0%, 9/15/2014 -
      12/31/2099)............................................................................   $    36,000     36,000
   RBC Capital Markets Corp., 0.263%, Due 1/4/2010 (Held at Bank of New York Mellon,
      Collateralized by Equity Securities valued at $37,805).................................        36,000     36,000
   J.P. Morgan Clearing Corp., 0.313%, Due 1/4/2010 (Held at JPMorgan Chase, Collateralized
      by Equity Securities valued at $36,750)................................................        35,000     35,000
   BNP Paribas Securities Corp., 0.413%, Due 1/4/2010 (Held at Bank of New York Mellon,
      Collateralized by Corporate Obligations valued at $39,600, Zero Coupon - 11.625%,
      1/15/2010 - 2/15/2035).................................................................        36,000     36,000
   Morgan Stanley & Co., Inc., 0.313%, Due 1/4/2010 (Held at JPMorgan Chase, Collateralized
      by Equity Securities valued at $37,800)................................................        36,000     36,000
   Wells Fargo Securities LLC, 0.363%, Due 1/4/2010 (Held at Bank of New York Mellon,
      Collateralized by Corporate Obligations valued at $37,800, Zero Coupon - 17.0%,
      2/25/2010 - 11/15/2056)................................................................        36,000     36,000
   Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.263%, Due 1/4/2010 (Held at Bank of New
      York Mellon, Collateralized by Equity Securities valued at $39,600)....................        36,000     36,000
                                                                                                              --------
   TOTAL REPURCHASE AGREEMENTS...............................................................                  251,000
                                                                                                              --------
TOTAL INVESTMENTS - 100.01% (COST $720,399)..................................................                 $720,399
LIABILITIES, NET OF OTHER ASSETS - (0.01%)...................................................                     (106)
TOTAL NET ASSETS - 100.00%...................................................................                 $720,293
                                                                                                              ========

Percentages are stated as a percent of net assets.

# Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $174,962 or 24.29% of net assets. The Fund has no right to demand registration of these securities.

AMERICAN BEACON MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009 (IN THOUSANDS)

ASSETS:
   Investment in securities at value (cost - $469,399) ..........   $469,399
   Repurchase agreement (cost - $251,000) .......................    251,000
   Dividends and interest receivable ............................         31
   Prepaid expenses .............................................         11
                                                                    --------
      TOTAL ASSETS ..............................................    720,441
                                                                    --------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) .....         59
   Professional fees payable ....................................         41
   Trustee fees payable .........................................         17
   Other liabilities ............................................         31
                                                                    --------
      TOTAL LIABILITIES .........................................        148
                                                                    --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ........   $720,293
                                                                    ========

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009 (IN THOUSANDS)

INVESTMENT INCOME:
   Dividend income ............................................   $  385
   Interest income ............................................    4,231
                                                                  ------
      TOTAL INVESTMENT INCOME .................................    4,616
                                                                  ------
EXPENSES:
   Management and investment advisory fees (Note 2) ...........      834
   Custodian fees .............................................       68
   Professional fees ..........................................       47
   Insurance fees .............................................      174
   Trustee expenses ...........................................       62
                                                                  ------
      TOTAL EXPENSES ..........................................    1,185
                                                                  ------
NET INVESTMENT INCOME .........................................    3,431
                                                                  ------
REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ..............................       85
                                                                  ------
   NET GAIN ON INVESTMENTS ....................................       85
                                                                  ------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....   $3,516
                                                                  ======

AMERICAN BEACON MONEY MARKET PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009 (IN THOUSANDS)

                                                                      Year Ended December 31,
                                                                    ---------------------------
                                                                        2009           2008
                                                                    -----------   -------------
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income ........................................   $     3,431   $     330,834
   Net realized gain on investments .............................            85             197
                                                                    -----------   -------------
      TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....         3,516         331,031
                                                                    -----------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
   Contributions ................................................       877,408     125,022,264
   Withdrawals ..................................................    (1,122,919)   (137,575,006)
                                                                    -----------   -------------
      NET DECREASE IN NET ASSETS RESULTING FROM
         TRANSACTIONS IN INVESTORS' BENEFICIAL
         INTERESTS ..............................................      (245,511)    (12,552,742)
                                                                    -----------   -------------
      NET DECREASE IN NET ASSETS ................................      (241,995)    (12,221,711)
                                                                    -----------   -------------
NET ASSETS:
   Beginning of period ..........................................       962,288      13,183,999
                                                                    -----------   -------------
   END OF PERIOD ................................................   $   720,293   $     962,288
                                                                    ===========   =============

FINANCIAL HIGHLIGHTS

                                                               Money Market
                                                         Year Ended December 31,
                                                  -------------------------------------
                                                   2009    2008    2007    2006    2005
                                                  -----   -----   -----   -----   -----
Total return ..................................   0.42%   2.75%   5.33%   5.09%   3.25%
Ratios to average net assets (annualized):
   Expenses ...................................   0.14%   0.11%   0.11%   0.11%   0.11%
   Net investment income ......................   0.41%   2.94%   5.19%   5.03%   3.20%

AMERICAN BEACON MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Money Market Portfolio (the "Portfolio") is a series of the American Beacon Master Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. The objective of the Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolio.

Affiliated Ownership

     At December 31, 2009, 100% of the Portfolio was held by affiliated funds.

Security Valuation

     Securities of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

     Various inputs may be used to determine the fair value of the Portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3- Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

     The Portfolio's investments are summarized by level based on the inputs used to determine their values and at December 31, 2009, were classified as follows: (in thousands)


Asset Description:                         Level 1    Level 2   Level 3     Total
------------------                         -------   --------   -------   --------
Commercial Paper .......................   $    --   $350,930     $--     $350,930
Time Deposits ..........................        --     72,000      --       72,000
Short-Term Investments .................    46,469         --      --       46,469
Repurchase Agreements ..................        --    251,000      --      251,000
                                           -------   --------     ---     --------
   Total Investments in Securities .....   $46,469   $673,930     $--     $720,399

AMERICAN BEACON MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income Taxes

     The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

     The Portfolio does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service. If applicable the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expense" on the Statement of Operations.

Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by the Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government or non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio 0.09% of the average daily net assets of the Portfolio.

AMERICAN BEACON MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

Administrative Services Agreement

     The Trust and the Manager entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative services to the Portfolio. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Portfolio.

Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolio to lend money to other participating series managed by the Manager. For the year ended December 31, 2009 the Portfolio earned $916 under the credit facility. This amount is included in interest income on the Statement of Operations.

3. SUBSEQUENT EVENTS

     Management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through February 26, 2010. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements through this date.

AMERICAN BEACON SELECT FUNDS
PRIVACY POLICY AND FEDERAL TAX INFORMATION
(UNAUDITED)

PRIVACY POLICY

     The American Beacon Select Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

          -    information we receive from you on applications or other forms;

          - information about your transactions with us or our service providers; and

          -    information we receive from third parties.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

FEDERAL TAX INFORMATION

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those in other areas of this report because of differences between tax and financial reporting requirements.

     The distributions to shareholders during the tax year ended December 31, 2009 include short-term capital gains of $63,124 and $55,143 for the Money Market Fund and U.S. Government Money Market Fund, respectively.

     We are required by Internal Revenue Code to advise you within 60 days of the Funds' fiscal year end as to the federal tax status of dividends paid by the Funds during its fiscal year ended December 31, 2009. For purposes of preparing your annual federal income tax returns, you should report the amounts reflected on your Form 1099-DIV, Box 1a.

     Of the ordinary dividends paid to shareholders of the U.S. Government Money Market Fund during the tax year ended December 31, 2009, 2.56% were derived from U.S. Treasury Obligations.

TRUSTEES AND OFFICERS
AMERICAN BEACON SELECT FUNDS AND AMERICAN BEACON MASTER TRUST
(UNAUDITED)

     The Trustees and officers of the American Beacon Select Funds (the "Trust") and the American Beacon Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees nineteen funds in the fund complex that includes the Trust, the American Beacon Master Trust, the American Beacon Mileage Funds, and the American Beacon Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                               POSITION, TERM OF
                               OFFICE AND LENGTH
                                OF TIME SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
  NAME, AGE AND ADDRESS         WITH THE TRUST                       AND CURRENT DIRECTORSHIPS
  ---------------------        -----------------            -------------------------------------------
INTERESTED TRUSTEES                  Term
                               Lifetime of Trust
                                until removal,
                                resignation or
                                  retirement*

Alan D. Feld** (73)           Trustee since 1999     Sole Shareholder of a professional corporation which is a
                                                     Partner in the law firm of Akin, Gump, Strauss, Hauer &
                                                     Feld, LLP (1960-Present); Director, Clear Channel
                                                     Communications (1984-2008); Trustee, CenterPoint
                                                     Properties (1994-2006); Member, Board of Trustees,
                                                     Southern Methodist University ; Member, Board of
                                                     Visitors, M.D. Anderson Hospital; Board of Visitors,
                                                     Zale/Lipshy Hospital; Trustee, American Beacon Mileage
                                                     Funds (1996-Present); Trustee, American Beacon Funds
                                                     (1996-Present)

NON-INTERESTED TRUSTEES              Term

W. Humphrey Bogart (65)       Trustee since 2004     Board Member, Baylor University Medical Center Foundation
                                                     (1992-2004); Consultant, New River Canada Ltd. (mutual
                                                     fund servicing company) (1998-2003); President and CEO,
                                                     Allmerica Trust Company, NA (1996-1997); President and
                                                     CEO, Fidelity Investments Southwest Company (1983-1995);
                                                     Senior Vice President of Regional Centers, Fidelity
                                                     Investments (1988-1995); Trustee, American Beacon Funds
                                                     (2004-Present); Trustee, American Beacon Mileage Funds
                                                     (2004-Present)

Brenda A. Cline (49)          Trustee since 2004     Executive Vice President, Chief Financial Officer,
                                                     Treasurer and Secretary, Kimbell Art Foundation
                                                     (1993-Present); Trustee, Texas Christian University
                                                     (1998-Present); Trustee, W.I. Cook Foundation, Inc.
                                                     (d/b/a Cook Children's Health Foundation) (2001-2006);
                                                     Director, Christian Church Foundation (1999-2007);
                                                     Trustee, American Beacon Funds (2004-Present); Trustee,
                                                     American Beacon Mileage Funds (2004-Present)

Eugene J. Duffy (55)          Trustee since 2008     Principal and Executive Vice President, Paradigm Asset
                                                     Management (1994-Present); Director, Sunrise Bank of
                                                     Atlanta (2008-Present); Chairman, Special Contributions
                                                     Fund Board of Trustees, National Association for the
                                                     Advancement of Colored People (2007-Present); Trustee,
                                                     National Association for the Advancement of Colored
                                                     People (2000-Present); Board of Visitors, Emory
                                                     University (2006-Present); Trustee, Atlanta Botanical
                                                     Garden (2006-Present); Board Member, Willie L. Brown Jr.
                                                     Institute on Politics and Public Service (2001-Present);
                                                     Chair, National Association of Securities Professionals
                                                     (2000-2002); Deputy Chief Administrative Officer, City of
                                                     Atlanta (1985-1990); Trustee, American Beacon Mileage
                                                     Funds (2008-Present); Trustee, American Beacon Funds
                                                     (2008-Present)

TRUSTEES AND OFFICERS
AMERICAN BEACON SELECT FUNDS AND AMERICAN BEACON MASTER TRUST
(UNAUDITED)

                               POSITION, TERM OF
                               OFFICE AND LENGTH
                                OF TIME SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
  NAME, AGE AND ADDRESS         WITH THE TRUST                       AND CURRENT DIRECTORSHIPS
  ---------------------        -----------------            -------------------------------------------
NON-INTERESTED
TRUSTEES (CONT.)

Thomas M. Dunning (67)        Trustee since 2008     Consultant, (2008-Present); Chairman (1998-2008) and
                                                     Chief Executive Officer (1998-2007), Lockton Dunning
                                                     Benefits (consulting firm in employee benefits);
                                                     Director, Oncor Electric Delivery Company LLC
                                                     (2007-Present); Board Member, Baylor Health Care System
                                                     Foundation (2007-Present); Vice Chair, State Fair of
                                                     Texas; Board Member, Southwestern Medical Foundation
                                                     (1994-Present); Board Member, John Tower Center for
                                                     Political Studies/SMU (2008-Present); Board Member,
                                                     University of Texas Development Board (2008-Present);
                                                     Trustee, American Beacon Mileage Funds (2008-Present);
                                                     Trustee, American Beacon Funds (2008-Present)

Richard A. Massman (66)       Trustee since 2004     Consultant and General Counsel Emeritus (2009-Present),
                              Chairman since 2008    Senior Vice President and General Counsel (1994-2009),
                                                     Hunt Consolidated, Inc. (holding company engaged in oil
                                                     and gas exploration and production, refining, real
                                                     estate, farming, ranching and venture capital
                                                     activities); Chairman (2007-Present) and Director
                                                     (2005-Present), The Dallas Opera Foundation; Chairman
                                                     (2006-2009) and Director (2005-Present), Temple Emanu-El
                                                     Foundation; Trustee, Presbyterian Healthcare Foundation
                                                     (2006-Present); Trustee, American Beacon Mileage Funds
                                                     (2004- Present); Trustee, American Beacon Funds
                                                     (2004-Present)

R. Gerald Turner (64)         Trustee since 2001     President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                             Director, ChemFirst (1986-2002); Director, J.C. Penney
Southern Methodist Univ.                             Company, Inc. (1996-Present); Director, California
Dallas, Texas 75275                                  Federal Preferred Capital Corp. (2001-2003); Director,
                                                     Kronus Worldwide Inc. (chemical manufacturing)
                                                     (2003-Present); Director, First Broadcasting Investment
                                                     Partners, LLC (2003-2007); Member, Salvation Army of
                                                     Dallas Board of Directors; Member, Methodist Hospital
                                                     Advisory Board; Co-Chair, Knight Commission on
                                                     Intercollegiate Athletics; Trustee, American Beacon
                                                     Mileage Funds (2001-Present); Trustee, American Beacon
                                                     Funds (2001-Present)

Paul J. Zucconi, CPA (68)     Trustee since 2008     Director, Affirmative Insurance Holdings, Inc. (producer
                                                     of nonstandard automobile insurance) (2004-Present);
                                                     Director, Titanium Metals Corporation (producer of
                                                     titanium melted and mill products and sponge)
                                                     (2002-Present); Director, Torchmark Corporation (life and
                                                     health insurance products) (2002- Present); Director,
                                                     National Kidney Foundation serving North Texas (2003-
                                                     Present); Director, Dallas Chapter of National
                                                     Association of Corporate Directors (2004-Present);
                                                     Partner, KPMG (1976-2001); Trustee, American Beacon
                                                     Mileage Funds (2008-Present); Trustee, American Beacon
                                                     Funds (2008-Present)

OFFICERS                             Term
                                   One Year

William F. Quinn (61)           Executive Vice       Executive Chairman (2009-Present), Chairman (2006-2009)
                                President from       and CEO (2006-2007), President (1986-2006) and Director
                               2007 to 2008 and      (2003-Present), American Beacon Advisors, Inc.; Chairman
                                2009 to Present      (1989-2003) and Director (1979-1989, 2003-Present),
                                President from       American Airlines Federal Credit Union; Director Hicks
                                 1999 to 2007        Acquisition I, Inc. (2007-2009); Director, Crescent Real
                                 Trustee from        Estate Equities, Inc.(1994-2007); Director, Pritchard,
                                 1999 to 2008        Hubble & Herr, LLC (investment advisor) (2001-2006);
                                                     Director of Investment Committee, Southern Methodist
                                                     University Endowment Fund (1996-Present); Member,
                                                     Southern Methodist University Cox School of Business
                                                     Advisory Board (1999-2002); Member, New York Stock
                                                     Exchange Pension Manager Committee (1997-1998, 2000-2002,
                                                     2006-Present); Vice Chairman (2004-2007) and Chairman
                                                     (2007-Present), Committee for the Investment of Employee
                                                     Benefits; Director, United Way of Metropolitan Tarrant
                                                     County (1988-2000, 2004-Present); Trustee, American
                                                     Beacon Mileage Funds (1995-2008); Trustee, American
                                                     Beacon Funds (1987-2008); Director, American Beacon
                                                     Global Funds SPC (2002-Present); Director, American
                                                     Beacon Global Funds plc (2007-2009)

TRUSTEES AND OFFICERS
AMERICAN BEACON SELECT FUNDS AND AMERICAN BEACON MASTER TRUST
(UNAUDITED)

                               POSITION, TERM OF
                               OFFICE AND LENGTH
                                OF TIME SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
  NAME, AGE AND ADDRESS         WITH THE TRUST                       AND CURRENT DIRECTORSHIPS
  ---------------------        -----------------            -------------------------------------------

Gene L. Needles, Jr. (55)    President since 2009    President, CEO and Director (2009-Present), American
                                Executive Vice       Beacon Advisors, Inc.; President (2008-2009), Touchstone
                                President 2009       Investments; President (2003-2007), CEO (2004-2007),
                                                     Managing Director of Sales (2002-2003), National Sales
                                                     Manager (1999-2002), and Regional Sales Manager
                                                     (1993-1999), AIM Distributors.

Rosemary K. Behan (51)         VP, Secretary and     Vice President, Legal and Compliance, American Beacon
                                  Chief Legal        Advisors, Inc. (2006- Present); Assistant General
                              Officer since 2006     Counsel, First Command Financial Planning, Inc.
                                                     (2004-2006); Attorney, Enforcement Division, Securities
                                                     and Exchange Commission (1995-2004)

Brian E. Brett (49)              VP since 2004       Vice President, Director of Sales and Marketing, American
                                                     Beacon Advisors, Inc. (2004-Present); Regional Vice
                                                     President, Neuberger Berman, LLC (investment advisor)
                                                     (1996-2004)

Wyatt L. Crumpler (43)           VP since 2007       Vice President, Asset Management, American Beacon
                                                     Advisors, Inc. (2007- Present); Managing Director of
                                                     Corporate Accounting (2004-2007), Director of IT Strategy
                                                     and Finance (2001-2004), American Airlines, Inc.

Michael W. Fields (56)           VP since 1999       Vice President, Fixed Income Investments, American Beacon
                                                     Advisors, Inc. (1988-Present); Director American Beacon
                                                     Global Funds SPC (2002-Present); Director, American
                                                     Beacon Global Funds plc (2007-2009)

Melinda G. Heika (48)           Treasurer since      Vice President, Finance and Accounting, (2010-Present),
                                     2010            Controller (2005-2009), Assistant Controller (1998-2004),
                                                     American Beacon Advisors, Inc.

Terri L. McKinney (46)           VP since 2010       Vice President Enterprise Services (2009-Present),
                                                     Managing Director (2003-2009), Director of Marketing and
                                                     Retail Sales (1996-2003), American Beacon Advisors, Inc.;
                                                     Vice President, Board of Trustees (2008-Present), Trustee
                                                     (2006-2008), Down Syndrome Guild of Dallas

Jeffrey K. Ringdahl (34)         VP since 2010       Chief Operating Officer, American Beacon Advisors, Inc.
                                                     (2010-Present); Vice President, Product Management,
                                                     Touchstone Advisors, Inc. (2007-2010); Senior Director,
                                                     Business Integration, Fidelity Investments (2005-2007)

Christina E. Sears (38)        Chief Compliance      Chief Compliance Officer, (2004-Present); Senior
                              Officer since 2004     Compliance Analyst (1998-2004), American Beacon Advisors,
                                   and Asst.         Inc.
                                Secretary since
                                     1999

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

** Mr. Feld is deemed to be an "interested person" of the Trust and Master Trust, as defined by the 1940 Act. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to the Manager.

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                                       31

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                                       32

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                                       33

                           (AMERICAN BEACON(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request. If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                                (E-MAIL GRAPHIC)

                                   BY E-MAIL:
                       american_beacon.funds@ambeacon.com

                               (INTERNET GRAPHIC)

                                ON THE INTERNET:
                Visit our website at www.americanbeaconfunds.com

                              (TELEPHONE GRAPHIC)

                                  BY TELEPHONE:
                               Call (800) 658-5811

                                 (MAIL GRAPHIC)

                                    BY MAIL:
                          American Beacon Select Funds
                                 P.O. Box 219643
                              Kansas City, MO 64121

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

                 AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund's Statement of Additional Information, is available free of charge on the Fund's website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund's Forms N-PX are available on the SEC's website at www.sec.gov. The Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING        FORESIDE FUND SERVICES,
TRUST                   SERVICES                FIRM                     LLC
Boston, Massachusetts   Kansas City, Missouri   ERNST & YOUNG LLP        Portland, Maine
                                                Dallas, Texas

This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Select Funds, American Beacon Money Market Select Fund, and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.

                                                                        AR 12/09



ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Mr. Paul J. Zucconi, CPA, a member of the Trust's Audit and Compliance Committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. Paul J. Zucconi is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees   Fiscal Year Ended
----------   -----------------

 $21,525         12/31/2008
 $38,617         12/31/2009

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------

       $0                12/31/2008
       $0                12/31/2009

(c)

Tax Fees    Fiscal Year Ended
--------    -----------------

 $2,032        12/31/2008
 $0            12/31/2009

(d)

All Other Fees    Fiscal Year Ended
--------------    -----------------

     $0              12/31/2008
     $0              12/31/2009

(e)(1) Pursuant to its charter, the Trust's Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts' financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser ("adviser affiliate") that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
        - to consider whether the non-audit services provided by a Trust's auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor's independence;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------

  $2,032       $0                     N/A                     12/31/2008
  $0           $0                     N/A                     12/31/2009

(h)     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Filed herewith as EX-99.CODE ETH.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By /s/ Gene L. Needles, Jr.
   --------------------
   Gene L. Needles, Jr.
   President

Date: March 5, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.
   --------------------
   Gene L. Needles, Jr.
   President

Date: March 5, 2010



By /s/ Melinda G. Heika
   ---------------------
   Melinda G. Heika
   Treasurer

Date: March 5, 2010